Prepayments and Other Assets, Net - Schedule of Other Receivables, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Receivables, Net [Abstract]
Other receivables	¥ 84,633	¥ 72,979
Less: allowance for credit losses	(10,503)	(10,503)
Other receivables, net	¥ 74,130	¥ 62,476